Revenue - Summary of revenue by geographic area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by geographic area
Revenue	€ 328,610	€ 426,178	€ 422,312
EMEA
Revenue by geographic area
Revenue	145,207	201,871	205,715
North America
Revenue by geographic area
Revenue	128,448	147,310	145,519
Greater China
Revenue by geographic area
Revenue	33,979	53,188	48,876
Other Asia
Revenue by geographic area
Revenue	€ 20,976	€ 23,809	€ 22,202